UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-07391


             AllianceBernstein Global Strategic Income Trust, Inc.

               (Exact name of registrant as specified in charter)


            1345 Avenue of the Americas, New York, New York 10105
             (Address of principal executive offices) (Zip code)


                                 Mark R. Manley
                       Alliance Capital Management, L.P.
                          1345 Avenue of the Americas
                            New York, New York 10105
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                   Date of fiscal year end: October 31, 2004


                    Date of reporting period: April 30, 2004


ITEM 1.  REPORTS TO STOCKHOLDERS.



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Multi-Sector Fixed Income
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[LOGO] AllianceBernstein (SM)
Investment Research and Management


AllianceBernstein Global Strategic Income Trust


Semi-Annual Report -- April 30, 2004

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

June 21, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Global Strategic Income Trust (the "Fund") for the semi-annual reporting period ended April 30, 2004.

Investment Objectives and Policies

This open-end fund seeks primarily a high level of current income and secondarily capital appreciation. The Fund invests primarily in a portfolio of fixed-income securities of U.S. and non-U.S. companies and U.S. government and foreign government securities and supranational entities, including lower-rated securities. The Fund will maintain at least 65% of its total assets in investment grade securities and may maintain not more than 35% of its total assets in lower-rated securities.

Investment Results

The following table provides the Fund's performance over the six- and 12-month periods ended April 30, 2004. For comparison, we have included the Lehman Brothers (LB) Global Aggregate Bond Index (hedged), a standard measure of the international investment-grade bond market, and the Lipper Multi-Sector Income Funds Average, which reflects the average performance of a group of funds with similar investment objectives to the Fund.
_______________________________________________________________________________

INVESTMENT RESULTS*
Periods Ended April 30, 2004

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
AllianceBernstein Global
Strategic Income Trust
  Class A                       1.90%              5.60%
------------------------------------------------------------
  Class B                       1.55%              4.86%
------------------------------------------------------------
  Class C                       1.54%              4.86%
------------------------------------------------------------
Lehman Brothers Global
Aggregate Bond Index
(hedged)                        1.64%              1.70%
------------------------------------------------------------
Lipper Multi-Sector
Income Funds Average            2.93%              8.17%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.

The unmanaged Lehman Brothers (LB) Global Aggregate Bond Index (hedged) does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index provides a broad-based measure of the international investment-grade bond market. The Index combines the LB U.S. Aggregate Index with dollar-denominated versions of the LB Pan-European Aggregate Index, the Asian Pacific Aggregate Index and the Japanese, Canadian,


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 1

Australian and New Zealand components of the LB Global Treasury Index. The Lipper Multi-Sector Income Funds Average (the "Lipper Average") reflects the performance of 114 and 105 funds for the six- and 12-month periods ended April 30, 2004, respectively. These funds have generally similar investment objectives to AllianceBernstein Global Strategic Income Trust, although some may have different investment policies and sales and management fees. Investors cannot invest directly in an index or an average, and its results are not indicative of any specific investment, including AllianceBernstein Global Strategic Income Trust.

Additional investment results appear on pages 6-8.
_______________________________________________________________________________

For the six-month period ended April 30, 2004, the Fund's Class A shares outperformed the benchmark, the LB Global Aggregate Bond Index, but underperformed the Lipper Average. The Fund's outperformance, relative to the Index, was primarily the result of its allocation to high yield securities, which are not represented within the Index. High yield was the best performing fixed income sector during the semi-annual period. Additionally, the Fund's underweight position of U.S. Treasury securities and overweight position of Canadian and European government bonds, particularly German and French, also contributed to its relative outperformance.

According to the LB Global Aggregate Bond Index, hedged Canadian government bonds returned 2.93%, while French and German government bonds returned 2.43% and 2.42%, respectively. U.S. government securities, however, returned only 0.75% and underperformed most global developed government markets due to a sharp sell-off in April. The Fund's Canadian government bonds benefited from multiple interest rate cuts and the strength of the Canadian dollar against the U.S. dollar. European countries such as Germany and France exhibited signs that their economic recovery was less robust. Therefore, these countries lagged the U.S., which buoyed their bond markets. The Fund's individual emerging market holdings produced mixed results; however, in general, they detracted from relative performance primarily due to the Fund's holdings in Russia and Brazil.

Market Review and Investment Strategy

Global bond markets rebounded strongly in the first quarter of 2004 as escalating geopolitical tensions and concerns regarding the sustainability of the U.S. economic recovery began to surface, primarily due to a weak job market. Early in April, however, the U.S Treasury market sold off dramatically on a surprisingly strong 308,000 gain in March payroll employment, as well as less accommodating comments regarding interest rate policy from the U.S. Federal Reserve. U.S. Treasury yields moved up sharply across the maturity spectrum as markets began to price in an eventual U.S. interest rate hike. April's positive economic data and resulting U.S. Treasury sell-off led other global bond markets into negative territory for April, though to a lesser degree. For the six-month period ended April 30, 2004, global Treasuries posted 1.60%, with the U.S. underpeforming at 0.75%. As fundamentals and profits continued to improve, global corporate securities


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2 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST
outperformed the broader LB Global Aggregate Bond Index, with U.S. corporates posting 1.68% and European corporates outperforming at 2.79%. High yield corporate debt also continued to benefit from a stronger economy and improving credit fundamentals. The decline in the ratio of downgrades to upgrades in the past year reflected the improvement in credit fundamentals. Additionally, yield-seeking investors in a low-rate environment helped to drive high yield prices higher, despite strong issuance. For the semi-annual period, U.S. high yield and European high yield posted a strong 5.53% and 6.03%, respectively.

Emerging market debt posted strong returns in the first five months of the semi-annual period prior to a sharp broad-based sell-off in the month of April. Higher beta countries were the hardest hit by April's sell-off. According to the J.P. Morgan Emerging Markets Bond Index Plus (JPM EMBI+), spreads widened 49 basis points in April alone, with the yield reaching 9.16% at the end of the semi-annual period. Latin countries barely outpaced non-Latin regions, returning 1.52% and 1.41%, respectively. By country, Argentina at 10.38%, Ecuador at 7.67%, Nigeria at 5.38%, Colombia at 5.26% and Venezuela at 5.22% outperformed the JPM EMBI+. Underperforming for the period were Peru at -2.75%, the Ukraine at -0.80%, Brazil at 0.06% and Russia at 0.34%.

During the six-month reporting period, we maintained the Fund's overweight position in both European and Canadian government bonds. The Canadian economy remained sluggish and the Bank of Canada continued its rate cutting, making four consecutive 25 basis point cuts since July 2003. In April, we reduced the Fund's Canadian government exposure by half as spreads tightened and Canada seemed to reach the end of its interest rate easing cycle. Within the high yield sector, as spread dispersion among industries narrowed during the period, our strategy turned more toward specific issuer selection and diversifying the Fund's holdings across industry sectors. One of the Fund's largest industry overweight positions however, continued to be wireless communications. Within the wireless sector, we were focused on rural providers that have less competition, that are less affected by the implementation of number portability and that have improved balance sheets as a result of recent capital-market transactions. We continued to underweight the utilities industry due to anticipated low demand growth, forecasted high gas prices and continued capacity additions. We implemented a conservative approach in the Fund's utilities holdings, investing only in issues that we believe exhibit good asset protection and sufficient financial liquidity.

Within the Fund's emerging market debt allocation, we maintained an overweight position in Russia as credit statistics continued to improve. Russia, which was recently upgraded by Standard & Poor's to BB+ and is rated Baa3 by Moody's Investor Services, has strong gross domestic product momentum and little need to issue new debt. Russia is also benefiting from high oil prices and President Vladimir Putin's appointment of a pro-reform government. We also decreased the Fund's holdings in Mexico as a result of stalled growth due to poor external


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 3 demand--mainly from the U.S. and loss of competitiveness in Mexico's manufacturing sector. Lastly, we reduced the Fund's duration exposure in Brazil due to political concerns, inflation worries and the possible inability of Brazil's Central Bank to continue reducing interest rates. Political scandal and subsequent missteps have caused the administration of President Lula da Silva to lose much of the political goodwill it had in 2003.


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

                                                              Portfolio Summary
-------------------------------------------------------------------------------


PORTFOLIO SUMMARY
April 30, 2004 (unaudited)


INCEPTION DATES
Class A Shares
1/9/96
Class B Shares
3/21/96
Class C Shares
3/21/96


PORTFOLIO STATISTICS
Net Assets ($mil): $149.0


SECURITY TYPE BREAKDOWN*
     38.7%   Sovereign
      9.8%   Bank Loans
      9.1%   Federal Agency
      5.6%   Treasury
      5.5%   Banking
      4.6%   Supranationals
      2.1%   Paper & Packaging
      2.0%   Communications-Mobile
      1.9%   Financial Services                   [PIE CHART OMITTED]
      1.8%   Communications-Fixed
      1.7%   Air Transportation
      1.5%   Cable
      1.5%   Energy
      1.4%   Automotive
      1.3%   Communications
      1.0%   Petroleum Products
      9.6%   Other

      0.9%   Short-Term


* The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time. "Other" represents less than 1.0% weightings in the following securities: Consumer Manufacturing, Broadcasting/Media, Publishing, Supermarket/Drug, Chemicals, Service, Health Care, Building/Real Estate, Industrial, Insurance, Technology, Entertainment/Leisure, Food/Beverage, Retail, Conglomerate/Miscellaneous, Metals/Mining, Public Utilities-Telephone, Hotel/Lodging, Gaming and Media.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 5

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS

CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                   NAV Returns            SEC Returns
              1 Year                  5.60%                  1.14%
              5 Year                  4.55%                  3.64%
     Since Inception*                 7.89%                  7.33%

           SEC Yield**                4.46%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
              1 Year                                         6.79%
              5 Year                                         4.58%
     Since Inception*                                        7.72%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Fund invests a significant amount of its assets in foreign securities and emerging markets which could result in substantial volatility due to political and economic uncertainty. The Fund can invest a portion of its assets in the securities of a single issuer, a single region, a single foreign country and 35% of its assets in lower-rated securities which may present greater risk. In an effort to increase yield, the Fund can use leverage which may increase fluctuation caused by changes in interest rates or bond credit quality ratings. While the Fund invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception date: 1/9/96.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                   NAV Returns            SEC Returns
              1 Year                   4.86%                  0.89%
              5 Year                   3.81%                  3.81%
     Since Inception*(a)               7.32%                  7.32%

           SEC Yield**                 3.93%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
              1 Year                                          6.71%
              5 Year                                          4.74%
     Since Inception*(a)                                      7.71%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Fund invests a significant amount of its assets in foreign securities and emerging markets which could result in substantial volatility due to political and economic uncertainty. The Fund can invest a portion of its assets in the securities of a single issuer, a single region, a single foreign country and 35% of its assets in lower-rated securities which may present greater risk. In an effort to increase yield, the Fund can use leverage which may increase fluctuation caused by changes in interest rates or bond credit quality ratings. While the Fund invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception date: 3/21/96.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.

(a)  Assumes conversion of Class B shares into Class A shares after eight years.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 7

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                     NAV Returns            SEC Returns
               1 Year                   4.86%                  3.87%
               5 Year                   3.80%                  3.80%
      Since Inception*                  7.12%                  7.12%

            SEC Yield**                 3.94%



SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
               1 Year                                          9.71%
               5 Year                                          4.74%
      Since Inception*                                         7.52%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain month-end performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Fund invests a significant amount of its assets in foreign securities and emerging markets which could result in substantial volatility due to political and economic uncertainty. The Fund can invest a portion of its assets in the securities of a single issuer, a single region, a single foreign country and 35% of its assets in lower-rated securities which may present greater risk. In an effort to increase yield, the Fund can use leverage which may increase fluctuation caused by changes in interest rates or bond credit quality ratings. While the Fund invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception date: 3/21/96.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Argentina-0.8%
Government Obligation-0.8%
Republic of Argentina
  1.23%, 8/03/12(a)(b)
  (cost $1,079,475)                            US$      1,875     $   1,228,125
                                                                  -------------
Australia-0.5%
Corporate Debt Obligation-0.1%
Commonwealth Bank of Australia
  4.65%, 6/15/18(c)                                       150           135,741
                                                                  -------------
Government Obligation-0.4%
Queensland Treasury Corp.
  6.50%, 6/14/05(a)                            AUD        900           655,255
                                                                  -------------
Total Australian Securities
  (cost $851,804)                                                       790,996
                                                                  -------------
Brazil-3.2%
Government Obligations-3.2%
Brazil Real Structured Product
  Zero Coupon, 4/05/10(a)                      US$     22,734         2,542,324
Federal Republic of Brazil
  12.00%, 4/15/10(a)                                    2,100         2,226,000
                                                                  -------------
Total Brazilian Securities
  (cost $3,783,955)                                                   4,768,324
                                                                  -------------
Canada-2.8%
Corporate Debt Obligations-1.3%
Abitibi-Consolidated, Inc.
  6.00%, 6/20/13(a)                                     1,275         1,195,993
Bombardier, Inc.
  6.30%, 5/01/14(c)                                       152           150,166
Doman Industries, Ltd.
  12.00%, 7/01/04(a)(d)                                   400           400,000
Intrawest Corp.
  10.50%, 2/01/10(a)                                      250           274,375
                                                                  -------------
                                                                      2,020,534
                                                                  -------------
Government Obligations-1.5%
Canadian Government
  5.25%, 6/01/13                               CAD      1,410         1,078,483
  5.75%, 6/01/33                                        1,400         1,102,567
                                                                  -------------
                                                                      2,181,050
                                                                  -------------
Total Canadian Securities
  (cost $4,389,532)                                                   4,201,584
                                                                  -------------

_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 9

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Shares or
                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Cayman Islands-0.2%
Preferred Stock-0.2%
ACE, Ltd. Series C
  7.80%, 12/31/49(a)
  (cost $325,000)                                      13,000     $     348,530
                                                                  -------------
Chile-1.4%
Government Obligation-1.4%
Banco Central de Chile en Pesos
  8.00%, 9/01/07(a)
  (cost $1,730,420)                            CLP  1,200,000         2,144,840
                                                                  -------------
Colombia-0.8%
Government Obligation-0.8%
Republic of Colombia
  11.75%, 2/25/20(a)
  (cost $966,462)                              US$      1,000         1,132,000
                                                                  -------------
Denmark-0.4%
Corporate Debt Obligation-0.4%
Danske Bank A/S
  5.88%, 3/26/15(a)(b)
  (cost $454,480)                              EUR        440           578,079
                                                                  -------------
Ecuador-0.6%
Government Obligation-0.6%
Republic of Ecuador
  7.00%, 8/15/30(a)(e)
  (cost $1,043,247)                            US$      1,201           833,494
                                                                  -------------
El Salvador-0.2%
Government Obligation-0.2%
Republic of El Salvador
  7.75%, 1/24/23(c)
  (cost $249,154)                                         250           273,125
                                                                  -------------
France-8.9%
Corporate Debt Obligation-0.2%
FIMEP SA
  10.50%, 2/15/13(a)                                      305           356,850
                                                                  -------------
Government Obligation-8.7%
Government of France
  4.00%, 10/25/13(a)                           EUR     11,000        12,970,727
                                                                  -------------
Total French Securities
  (cost $13,041,521)                                                 13,327,577
                                                                  -------------

_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Germany-6.3%
Corporate Debt Obligations-0.7%
Flender Holding GmbH
  11.00%, 8/01/10(a)                           EUR        190     $     264,562
Kronos International, Inc.
  8.88%, 6/30/09(a)                                       250           323,352
Messer Griesheim GmbH
  10.38%, 6/01/11(a)                                      300           432,483
                                                                  -------------
                                                                      1,020,397
                                                                  -------------
Government Obligations-5.6%
Bundesobligation
  4.25%, 2/15/08(a)                                     1,162         1,448,371
  4.50%, 8/17/07(a)                                     1,297         1,627,996
Deutsche Bundesrepublik
  5.00%, 1/04/12(a)                                     4,095         5,250,181
                                                                  -------------
                                                                      8,326,548
                                                                  -------------
Total German Securities
  (cost $8,707,778)                                                   9,346,945
                                                                  -------------
Greece-0.5%
Corporate Debt Obligation-0.5%
Antenna TV SA
  9.75%, 7/01/08(a)
  (cost $472,719)                                         540           669,339
                                                                  -------------
Hong Kong-0.1%
Corporate Debt Obligation-0.1%
Hutchison Whampoa International, Ltd.
  5.45%, 11/24/10(c)
  (cost $99,754)                               US$        100            98,747
                                                                  -------------
Ireland-0.3%
Corporate Debt Obligation-0.3%
JSG Funding Plc.
  10.13%, 10/01/12(a)(c)
  (cost $294,720)                              EUR        300           402,394
                                                                  -------------
Italy-3.1%
Corporate Debt Obligation-0.6%
Banca Popolare di Bergamo Capital Trust
  8.36%, 12/31/49(a)(b)                                   625           886,898
                                                                  -------------
Government Obligation-2.5%
Government of Italy
  5.00%, 5/01/08                                        2,900         3,698,603
                                                                  -------------
Total Italian Securities
  (cost $4,432,800)                                                   4,585,501
                                                                  -------------

_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 11

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Japan-1.0%
Corporate Debt Obligations-1.0%
Mizuho Financial Group Cayman, Ltd
  5.79%, 4/15/14(c)                            US$        101     $     100,341
  8.38%, 12/31/49                                       1,170         1,234,186
UFJ Finance Aruba AEC
  6.75%, 7/15/13(a)                                       100           105,773
                                                                  -------------
Total Japanese Securities
  (cost $1,447,546)                                                   1,440,300
                                                                  -------------
Kazakhstan-0.9%
Corporate Debt Obligation-0.9%
Kazkommerts International BV
  8.50%, 4/16/13(c)
  (cost $1,270,264)                                     1,300         1,261,000
                                                                  -------------
Luxembourg-0.5%
Corporate Debt Obligations-0.5%
PTC International Finance II SA
  11.25%, 12/01/09(a)                                     250           270,000
Sanitec International SA
  9.00%, 5/15/12(a)                            EUR        175           214,819
Tyco International Group SA
  6.50%, 11/21/11(a)                           GBP        170           302,025
                                                                  -------------
Total Luxembourg Securities
  (cost $723,225)                                                       786,844
                                                                  -------------
Mexico-4.8%
Corporate Debt Obligations-0.8%
Innova S. de R.L.
  9.38%, 9/19/13(a)                            US$        805           879,462
  12.88%, 4/01/07(a)                                      282           283,008
                                                                  -------------
                                                                      1,162,470
                                                                  -------------
Government Obligations-4.0%
Mexican Bonos
  9.00%, 12/20/12(a)                           MXN      7,491           645,105
United Mexican States
  8.13%, 12/30/19                              US$      2,820         3,068,160
  11.38%, 9/15/16(a)                                    1,620         2,272,860
                                                                  -------------
                                                                      5,986,125
                                                                  -------------
Total Mexican Securities
  (cost $7,007,234)                                                   7,148,595
                                                                  -------------

_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Shares or
                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Netherlands-0.7%
Common Stock-0.0%
Versatel Telecom International NV(a)(f)                32,931     $      70,594
                                                                  -------------
Corporate Debt Obligation-0.7%
Koniklijke (Royal) KPN NV
  3.50%, 11/24/05(a)                           EUR        860         1,009,337
                                                                  -------------
Warrants-0.0%
Versatel Telecom International NV
  expiring 10/08/04(a)(f)                              32,931             5,127
                                                                  -------------
Total Dutch Securities
  (cost $821,364)                                                     1,085,058
                                                                  -------------
Peru-0.1%
Government Obligation-0.1%
Republic of Peru
  8.38%, 5/03/16
  (cost $74,860)                               US$         75            71,250
                                                                  -------------
Poland-1.0%
Government Obligation-1.0%
Government of Poland
Zero Coupon, 4/12/05
  (cost $1,624,032)                            PLN      6,575         1,544,559
                                                                  -------------
Romania-0.6%
Corporate Debt Obligation-0.6%
MobiFon Holdings BV
  12.50%, 7/31/10
  (cost $734,970)(c)                           US$        750           858,750
                                                                  -------------
Russia-7.3%
Corporate Debt Obligation-0.1%
Tyumen Oil
  11.00%, 11/06/07(c)                                     150           170,625
                                                                  -------------
Government Obligations-7.2%
Russian Federation
  5.00%, 3/31/30(c)(e)                                  7,750         7,102,875
  5.00%, 3/31/30(c)(e)                                  1,220         1,118,130
Russian Ministry of Finance
  3.00%, 5/14/06(a)                                     2,420         2,335,300
  3.00%, 5/14/11(a)                                       100            76,500
                                                                  -------------
                                                                     10,632,805
                                                                  -------------
Total Russian Securities
  (cost $6,476,569)                                                  10,803,430
                                                                  -------------

_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 13

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
South Africa-5.4%
Corporate Debt Obligations-5.4%
Development Bank of Southern Africa
  Zero Coupon, 12/31/27(a)                     ZAR     50,000     $     768,387
European Bank for Reconstruction
  & Development
  Zero Coupon, 12/31/29(a)                             50,000           811,677
International Bank for Reconstruction
  & Development
  Zero Coupon, 12/31/25(a)                            175,000         3,683,280
  Zero Coupon, 2/17/26(a)                              50,000         1,040,101
  Zero Coupon, 12/29/28(c)                            250,000         1,792,903
                                                                  -------------
Total South African Securities
  (cost $8,707,812)                                                   8,096,348
                                                                  -------------
Spain-1.6%
Government Obligation-1.6%
Government of Spain
  4.25%, 10/31/07(a)
  (cost $2,363,163)                            EUR      1,940         2,418,192
                                                                  -------------
Turkey-0.0%
Government Obligation-0.0%
Republic of Turkey
  11.50%, 1/23/12(a)
  (cost $64,328)                               US$         50            59,125
                                                                  -------------
Ukraine-1.4%
Government Obligations-1.4%
Government of Ukraine
  6.88%, 3/04/11(c)                                       100            96,500
  7.65%, 6/11/13(c)                                     2,000         1,935,000
                                                                  -------------
Total Ukrainian Securities
  (cost $2,100,061)                                                   2,031,500
                                                                  -------------
United Kingdom-4.2%
Corporate Debt Obligations-3.9%
British Telecommunications Plc.
  8.63%, 12/15/30(a)                                    1,000         1,268,746
mmO2 Plc.
  6.38%, 1/25/07(a)                            EUR        820         1,058,731
Rexam Plc.
  6.63%, 3/27/07(a)                                       810         1,051,095
Royal & Sun Alliance Insurance Group Plc.
  8.95%, 10/15/29(a)                           US$        305           335,558
Royal Bank of Scotland Group Plc.
  7.65%, 9/30/31(a)                                     1,875         2,173,393
                                                                  -------------
                                                                      5,887,523
                                                                  -------------

_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Shares or
                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Preferred Stocks-0.3%
HSBC Capital Funding LP
  4.61%, 12/31/49(a)(c)                               370,000     $     341,970
Royal Bank of Scotland Group Plc.
  5.75%, 6/23/08(a)                                     3,700            86,469
                                                                  -------------
                                                                        428,439
                                                                  -------------
Total United Kingdom Securities
  (cost $5,399,828)                                                   6,315,962
                                                                  -------------
United States-45.5%
Corporate Debt Obligations-18.7%
AK Steel Corp.
  7.88%, 2/15/09(a)                            US$        400           370,000
Amerada Hess Corp.
  7.30%, 8/15/31(a)                                     1,000         1,021,981
AT&T Corp.
  7.80%, 11/15/11(a)                                      114           125,266
Broder Brothers Co.
  11.25%, 10/15/10(a)(c)                                1,095         1,067,625
Calpine Corp.
  8.50%, 7/15/10(c)                                       335           298,150
Charter Communication Holdings LLC
  11.75%, 5/15/11(a)(g)                                   585           384,637
Clear Channel Communications, Inc.
  5.75%, 1/15/13(a)                                       200           204,844
Comcast Cable Communications
  Holdings, Inc.
  8.38%, 3/15/13(a)                                       440           525,828
Concentra Operating Corp.
  13.00%, 8/15/09(a)                                      405           446,512
Continental Airlines, Inc.
  6.70%, 6/15/21(a)                                        94            91,281
  7.03%, 6/15/11(a)                                       479           411,267
  7.88%, 7/02/18(a)                                     2,200         2,175,151
Crum & Forster Holdings Corp.
  10.38%, 6/15/13                                         240           266,400
Delhaize America, Inc.
  8.05%, 4/15/27(a)                                       860           898,126
Devon Financing Corp. ULC
  7.88%, 9/30/31(a)                                     2,000         2,313,902
Dex Media East LLC
  12.13%, 11/15/12(a)                                     205           238,825
Dex Media West LLC
  9.88%, 8/15/13(a)(c)                                    250           275,000
Euronet Worldwide, Inc.
  12.38%, 7/01/06(a)(g)                        EUR      1,103           675,306
First American Capital Trust I
  8.50%, 4/15/12(a)                            US$        100           114,000
Ford Motor Co.
  7.45%, 7/16/31(a)                                       197           192,595


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 15

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Ford Motor Credit Co.
  7.38%, 2/01/11(a)                            US$         70     $      74,952
GE Financial Assurance Holdings, Inc.
  1.60%, 6/20/11                               JPY     22,000           191,445
General Electric Capital Corp.
  6.88%, 11/15/10(a)                           US$        520           585,011
General Motors Corp.
  7.13%, 7/15/13(a)                                       230           241,669
  8.38%, 7/15/33(a)                                       400           433,847
Goldman Sachs Group, Inc.
  5.15%, 1/15/14(a)                                       400           390,006
HCA, Inc.
  6.25%, 2/15/13(a)                                        70            69,735
  7.50%, 11/06/33(a)                                      300           299,822
  7.58%, 9/15/25(a)                                        65            65,025
  7.69%, 6/15/25(a)                                        15            15,178
HLI Operating Co., Inc.
  10.50%, 6/15/10                                         130           147,550
Huntsman International LLC
  10.13%, 7/01/09(a)                                      250           263,125
IBM Corp.
  4.75%, 11/29/12(a)                                      700           692,943
Insight Communications Co., Inc.
  12.25%, 2/15/11(a)                                      350           302,750
Insight Midwest LP/Insight Capital, Inc.
  9.75%, 10/01/09(a)                                      500           530,000
Iridium LLC/Capital Corp. Series B
  14.00%, 7/15/05(a)(d)                                 2,000           210,000
JP Morgan Chase & Co.
  5.75%, 1/02/13(a)                                       900           933,491
Liberty Mutual Group
  5.75%, 3/15/14(c)                                       100            98,010
Markel Corp.
  6.80%, 2/15/13(a)                                       114           119,537
MeadWestvaco Corp.
  6.85%, 4/01/12(a)                                       300           326,015
Morgan Stanley
  4.75%, 4/01/14                                           93            87,057
National Waterworks, Inc. Series B
  10.50%, 12/01/12(a)                                     200           226,000
Nextel Partners, Inc.
  12.50%, 11/15/09(a)                                     341           400,675
Nortek Holdings, Inc.
  10.0%, 5/15/11(c)(g)                                    750           564,375
Paxson Communications Corp.
  12.25%, 1/15/09(a)(g)                                   265           231,213
PF Export Receivables Master Trust
  6.44%, 6/01/15(c)                                       462           459,294
Pliant Corp.
  13.00%, 6/01/10(a)                                      395           359,450
PSE&G Power LLC
  5.00%, 4/01/14(a)                                        88            83,663


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Qwest Services Corp.
  13.50%, 12/15/10(c)                          US$        150     $     174,750
Resolution Performance Products LLC
  13.50%, 11/15/10(a)                                      70            58,450
RH Donnelley Finance Corp. I
  10.88%, 12/15/12(c)                                     305           364,475
Rite Aid Corp.
  11.25%, 7/01/08(a)                                      200           222,500
Riviera Holdings Corp.
  11.00%, 6/15/10(a)                                      240           256,800
RJ Tower Corp.
  9.25%, 8/01/10(a)                            EUR        500           534,429
RR Donnelley & Sons Co.
  4.95%, 4/01/14(c)                            US$        489           473,144
Salton, Inc.
  12.25%, 4/15/08(a)                                      250           226,250
Six Flags, Inc.
  9.75%, 4/15/13                                          250           264,688
Sovereign Bank
  5.13%, 3/15/13(a)                                        60            58,656
Sprint Capital Corp.
  8.38%, 3/15/12(a)                                       200           235,077
Swift & Co.
  10.13%, 10/01/09                                        500           536,875
The Limited Brands, Inc.
  6.95%, 3/01/33(a)                                       500           531,453
Time Warner Entertainment Co. LP
  8.38%, 7/15/33(a)                                       175           209,827
Time Warner Telecom, Inc.
  10.13%, 2/01/11(a)                                      450           378,000
Universal City Development Partners
  11.75%, 4/01/10                                         255           295,800
Verizon Global Funding Corp.
  7.38%, 9/01/12(a)                                       220           252,034
  7.75%, 12/01/30(a)                                    1,000         1,147,710
  7.75%, 6/15/32(a)                                       300           344,795
William Lyon Homes, Inc.
  10.75%, 4/01/13(a)                                      250           288,750
Williams Scotsman, Inc.
  9.88%, 6/01/07(a)                                       500           500,000
                                                                  -------------
                                                                     27,852,997
                                                                  -------------
Bank Loans-10.4%
Allegheny Energy
  4.10%, 2/28/11                                          500           502,084
American Achievement Corp.
  5.50%, 3/31/11                                          500           506,563
Brenntag Group
  3.88%, 2/28/12                                        1,000         1,011,250
Cogentrix Delaware Holdings, Inc.
  3.35%, 2/28/09                                          500           502,084


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 17

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Cumulus Media, Inc.
  3.38%, 3/28/10                               US$        908     $     919,281
Dex Media West LLC
  3.85-3.99%, 3/09/10                                     973           987,955
Enersys Capital
  3.59%, 2/28/11                                        1,000         1,013,750
Keystone Automotive Operations, Inc.
  3.85-3.87%, 10/30/09                                    489           495,856
Landsource
  3.63%, 7/31/10                                          500           507,500
MGM Studios
  2.50%, 4/30/11                                        1,000         1,002,500
Multiplan
  3.86%, 3/31/09                                          500           505,000
NRG Energy
  1.07%, 6/03/10                                          371           380,941
NRG Energy Credit
  5.50%, 5/01/10                                          208           214,218
Owens Illinois
  3.88%, 4/08/08                                          500           503,036
PGT Industries
  4.17%, 2/28/10                                          499           502,491
Plastech Engineering
  7.50%, 2/28/11                                          500           506,875
Prestige Brands
  5.75%, 4/05/11                                          500           503,750
Simmons Co.
  3.94-5.75%, 12/19/11                                    979           990,888
Six Flags, Inc.
  3.59-3.63%, 6/30/09                                     679           684,741
Solo Cup Co.
  3.60-3.61%, 2/28/11                                   1,000         1,015,875
TRW Automotive
  3.44%, 9/08/04                                          700           709,750
VWR International
  3.60%, 4/05/11                                          500           507,000
Warner Music Group
  3.85-4.03%, 4/22/11                                     500           506,500
Williams Products
  3.60%, 5/30/08                                          499           503,426
                                                                  -------------
                                                                     15,483,314
                                                                  -------------
U.S. Government and Government
Sponsored Agency Obligations-15.6%
Federal National Mortgage Association
  30 YR TBA
  5.50%, 5/01/34                                        6,700         6,685,340
  6.00%, 5/01/34                                        7,500         7,673,438
U.S. Treasury Notes
  2.25%, 2/15/07                                        9,010         8,886,113
                                                                  -------------
                                                                     23,244,891
                                                                  -------------

_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Shares or
                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Preferred Stocks-0.8%
CBA Capital Trust I
  5.81%, 12/31/49(c)                                  300,000     $     301,441
Ford Motor Co. Capital Trust II
  6.50%, 1/15/32(a)                                    10,285           580,383
Paxson Communications Corp.
  13.25%, 11/15/06(a)                                      33           310,502
Xl Capital, Ltd. Class A
  6.50%, 3/15/07                                        3,000            76,500
                                                                  -------------
                                                                      1,268,826
                                                                  -------------
Total United States Securities
  (cost $67,132,100)                                                 67,850,028
                                                                  -------------
Venezuela-0.2%
Government Obligations-0.2%
Republic of Venezuela
  2.31%, 12/18/07(a)(b)                        US$         95            89,245
  9.25%, 9/15/27(a)                                       310           256,370
                                                                  -------------
Total Venezuelan Securities
  (cost $288,566)                                                       345,615
                                                                  -------------
SHORT-TERM INVESTMENTS-0.9%
Repurchase Agreement-0.9%
Greenwich Capital Markets, Inc.
  1.01%, dated 4/30/04, due
  5/03/04 in the amount of
  $1,400,000 (cost $1,400,000;
  collateralized by $1,390,000
  FNMA, 6.0%, due 5/17/04,
  value $1,400,000)                                     1,400         1,400,000
                                                                  -------------
Total Investments-106.2%
  (cost $149,558,743)                                               158,246,156
Other assets less liabilities-(6.2%)                                 (9,181,274)
                                                                  -------------
Net Assets-100%                                                   $ 149,064,882
                                                                  =============


FORWARD EXCHANGE CURRENCY CONTRACTS (see Note D)


                                       U.S. $
                        Contract      Value on       U.S. $        Unrealized
                         Amount     Origination      Current      Appreciation/
                          (000)         Date          Value      (Depreciation)
-------------------------------------------------------------------------------
BUY CONTRACTS

Australian Dollar,
  settling 6/04/04         3,577   $ 2,626,505     $ 2,567,916       $ (58,589)
Canadian Dollar,
  settling 5/05/04        13,525     9,884,278       9,865,735         (18,543)
Euro,
  settling 5/26/04           657       777,664         786,678           9,014
Japanese Yen,
  settling 5/21/04       303,482     2,783,176       2,751,016         (32,160)
Mexican Peso,
  settling 5/14/04         9,224       818,648         807,721         (10,927)



_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 19

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


FORWARD EXCHANGE CURRENCY CONTRACTS (see Note D) (continued)

                                       U.S. $
                        Contract      Value on       U.S. $        Unrealized
                         Amount     Origination      Current      Appreciation/
                          (000)         Date          Value      (Depreciation)
-------------------------------------------------------------------------------
BUY CONTRACTS (continued)

New Zealand Dollar,
  settling 5/04/04         7,602   $ 4,989,538     $ 4,745,515      $ (244,023)
Polish Zloty,
  settling 6/11/04         6,249     1,544,811       1,550,678           5,867
South African Rand,
  settling 5/13/04         9,096     1,358,486       1,310,237         (48,249)

SALE CONTRACTS

Australian Dollar,
  settling 6/04/04         3,595     2,580,400       2,580,558            (158)
British Pound,
  settling 5/11/04           157       286,650         278,030           8,620
Canadian Dollar,
  settling 5/05/04        24,349    18,475,701      17,761,604         714,097
Chilean Peso,
  settling 8/17/04     1,209,370     2,108,202       1,935,818         172,384
Euro,
  settling 5/26/04-
  6/11/04                 31,384    37,381,367      37,562,295        (180,928)
New Zealand Dollar,
  settling 5/04/04         7,559     5,169,599       4,718,912         450,687
Polish Zloty,
  settling 6/15/04         8,929     2,226,552       2,214,750          11,802
South African Rand,
  settling 5/13/04        76,428    12,055,219      11,008,544       1,046,675
Swedish Krona,
  settling 5/28/04         3,697       480,241         483,608          (3,367)


INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                Rate Type
                                        -----------------------
                Notional                 Payments     Payments     Unrealized
     Swap        Amount    Termination    made by   received by   Appreciation/
 Counterparty     (000)       Date       the Fund     the Fund   (Depreciation)
-------------------------------------------------------------------------------
Deutsche Banc   MXN 46,500   1/12/07      7.755%*      10.35%      $ (373,594)
Deutsche Banc   MXN 46,500   1/12/07       9.90%       7.755%*        428,764


* Variable rates are based on the Interbank equilibrium interest rate for Mexican Pesos


CREDIT DEFAULT SWAP CONTRACTS (see Note D)

                        Notional                                   Unrealized
Swap Counterparty        Amount        Interest    Termination    Appreciation/
Referenced Obligation     (000)          Rate          Date      (Depreciation)
-------------------------------------------------------------------------------
BUY CONTRACTS

Citigroup Global
Markets, Ltd.
Federal Republic
of Brazil
12.25%, 3/06/30           20,000          5.85%        2/20/14         $51,600

Deutsche Bank, AG
Republic of Turkey
11.875%, 1/15/30          20,000          3.25         1/24/09          16,083



_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

                                                       Portfolio of Investments
-------------------------------------------------------------------------------

CREDIT DEFAULT SWAP CONTRACTS (see Note D) (continued)

                        Notional                                   Unrealized
Swap Counterparty        Amount        Interest    Termination    Appreciation/
Referenced Obligation     (000)          Rate          Date      (Depreciation)
-------------------------------------------------------------------------------
SELL CONTRACTS

Citigroup Global
Markets, Ltd.
Federal Republic
of Brazil
12.25%, 3/06/30           20,000          5.26%        2/20/09       $ (32,371)

Deutsche Bank, AG
Republic of Turkey
11.875%, 1/15/30          25,000          1.50         1/24/05             926

Deutsche Bank, AG
Republic of Turkey
11.875%, 1/15/30          16,500          1.80         7/24/05            (399)


(a) Positions, or a portion thereof, with an aggregate market value of $84,154,433 have been segregated to collateralize forward exchange currency contracts.

(b) Coupon rate adjusts on predetermined schedule to a rate based on a specific Index. Stated interest rate was in effect at April 30, 2004.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, the market value of these securities amounted to $19,914,531 or 13.4% of net assets.

(d)  Security is in default and is non-income producing.

(e) Coupon increases periodically based upon a predetermined schedule. Stated interest rate was in effect at April 30, 2004.

(f)  Non-income producing security.

(g) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

Glossary:

TBA - (To Be Assigned) Securities are purchased on a forward commitment with an appropriate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CLP - Chilean Peso
EUR - Euros
GBP - Great British Pound
JPY -  Japanese Yen
MXN - Mexican Peso
PLN - Polish Zloty
US$ - United States Dollar
ZAR - South African Rand

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 21

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


STATEMENT OF ASSETS & LIABILITIES
April 30, 2004 (unaudited)


ASSETS
Investments in securities, at value (cost $149,558,743)           $ 158,246,156
Cash                                                                    565,068
Foreign cash, at value (cost $102,679)                                  139,210
Unrealized appreciation on interest rate and credit
  default swap contracts                                                497,373
Receivable for investment securities sold and foreign
  currency contracts                                                 14,881,854
Unrealized appreciation of forward exchange
  currency contracts                                                  2,419,146
Interest receivable                                                   2,027,975
Receivable for capital stock sold                                        80,668
Receivable for variation margin on futures contracts                     28,698
                                                                  -------------
Total assets                                                        178,886,148
                                                                  -------------
LIABILITIES
Unrealized depreciation on interest rate and credit
  default swap contracts                                                406,364
Payable for investment securities purchased                          27,240,816
Payable for capital stock redeemed                                      852,949
Unrealized depreciation of forward exchange
  currency contracts                                                    596,944
Dividends payable                                                       274,184
Distribution fee payable                                                112,780
Advisory fee payable                                                     71,187
Accrued expenses and other liabilities                                  266,042
                                                                  -------------
Total liabilities                                                    29,821,266
                                                                  -------------
Net Assets                                                        $ 149,064,882
                                                                  =============
COMPOSITION OF NET ASSETS
Capital stock, at par                                             $      17,413
Additional paid-in capital                                          187,061,865
Distributions in excess of net investment income                     (1,493,683)
Accumulated net realized loss on investment
  and foreign currency transactions                                 (48,050,088)
Net unrealized appreciation of investments
  and foreign currency denominated assets and liabilities            11,529,375
                                                                  -------------
                                                                  $ 149,064,882
                                                                  =============
CALCULATION OF MAXIMUM OFFERING PRICE
CLASS A SHARES
Net asset value and redemption price per share
  ($33,128,627/3,870,441 shares of capital stock
  issued and outstanding)                                                 $8.56
Sales charge--4.25% of public offering price                                .38
                                                                          -----
Maximum offering price                                                    $8.94
                                                                          =====
CLASS B SHARES
Net asset value and offering price per share
  ($98,184,830/11,469,620 shares of capital stock
  issued and outstanding)                                                 $8.56
                                                                          =====
CLASS C SHARES
Net asset value and offering price per share
  ($16,558,604/1,933,798 shares of capital stock
  issued and outstanding)                                                 $8.56
                                                                          =====
ADVISOR CLASS SHARES
Net asset value, redemption and offering price per share
  ($1,192,821/139,394 shares of capital stock
  issued and outstanding)                                                 $8.56
                                                                          =====


See notes to financial statements.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

                                                        Statement of Operations
-------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
Six Months Ended April 30, 2004 (unaudited)


INVESTMENT INCOME
Interest (net of foreign taxes withheld
  of $46,946)                                     $  6,193,862
Dividends                                               63,217     $  6,257,079
                                                  ------------
EXPENSES
Advisory fee                                           623,493
Distribution fee--Class A                               53,455
Distribution fee--Class B                              546,878
Distribution fee--Class C                               99,621
Custodian                                              151,625
Transfer agency                                        131,809
Audit and legal                                         65,208
Administration                                          61,600
Printing                                                37,667
Registration                                            30,862
Directors' fees                                         11,149
Miscellaneous                                            6,006
                                                  ------------
Total expenses                                       1,819,373
Less: expense waived and reimbursed
  by the Adviser (see Note B)                         (136,235)
Less: expense offset arrangement
  (see Note B)                                             (11)
                                                  ------------
Net expenses                                                          1,683,127
                                                                   ------------
Net investment income                                                 4,573,952
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                                             4,081,261
  Futures contracts                                                  (1,846,858)
  Swap contracts                                                         28,483
  Foreign currency transactions                                      (2,445,958)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                        (4,414,148)
  Futures contracts                                                     397,885
  Swap contracts                                                         28,104
  Foreign currency denominated
    assets and liabilities                                            2,771,354
                                                                   ------------
Net loss on investment and foreign
  currency transactions                                              (1,399,877)
                                                                   ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $  3,174,075
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 23

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS

                                               Six Months Ended    Year Ended
                                                April 30, 2004     October 31,
                                                  (unaudited)         2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   4,573,952    $  11,045,609
Net realized loss on investment and
  foreign currency transactions                       (183,072)      (3,088,422)
Net change in unrealized
  appreciation/depreciation
  of investments and foreign currency
  denominated assets and liabilities                (1,216,805)      23,769,677
Contribution from Adviser                                   -0-          38,824
                                                 -------------    -------------
Net increase in net assets
  from operations                                    3,174,075       31,765,688

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income
  Class A                                           (1,052,009)      (1,584,457)
  Class B                                           (2,837,945)      (4,213,150)
  Class C                                             (516,630)        (742,218)
  Advisor Class                                        (41,023)         (59,467)
Tax return of capital
  Class A                                                   -0-      (1,254,965)
  Class B                                                   -0-      (3,337,017)
  Class C                                                   -0-        (587,872)
  Advisor Class                                             -0-         (47,101)

CAPITAL STOCK TRANSACTIONS
Net decrease                                       (24,776,668)     (22,455,677)
                                                 -------------    -------------
Total decrease                                     (26,050,200)      (2,516,236)

NET ASSETS
Beginning of period                                175,115,082      177,631,318
                                                 -------------    -------------
End of period (including distributions in
  excess of net investment income of
  $(1,493,683) and $(1,620,028),
  respectively)                                  $ 149,064,882    $ 175,115,082
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)


NOTE A

Significant Accounting Policies

AllianceBernstein Global Strategic Income Trust, Inc. (the "Fund"), was incorporated in the State of Maryland on October 25, 1995 as a non-diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 25

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


liabilities at period end exchange rates are reflected as a component of unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provision for federal income or excise taxes is required.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

5. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income. Additionally, the Fund amortizes premium on debt securities as adjustments to interest income for financial reporting purposes only.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75 of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.90%, 2.60%, 2.60% and 1.60% of the average daily net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended April 30, 2004, there were no fees waived by the Adviser.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 27

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Effective January 1, 2004, the Adviser began waiving its advisory fee so as to charge the Fund at the reduced annual rate of .50% of the first $2.5 billion, ..45% of the next $2.5 billion, .40% in excess of $5 billion, of the average daily net assets of the Fund. Through April 30, 2004, the waiver amounted to $136,235. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

During the year ended October 31, 2003, the Fund engaged in various interest rate swap transactions. The Adviser became aware of an interest rate swap that was priced incorrectly during the fiscal year that caused the Fund's net assets to be overstated by $633,512 at fiscal year end. The Fund's Adviser has agreed to reimburse the Fund for $38,824, which represents the net loss incurred as a result of this overstatement.

Pursuant to the Advisory Agreement, the Fund paid $61,600 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended April 30, 2004.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $57,909, for the six months ended April 30, 2004.

For the six months ended April 30, 2004, the Fund's expenses were reduced by $11 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,148 from the sale of Class A shares and received $464, $104,486 and $808 in contingent deferred sales charges imposed upon redemption by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2004.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2004 amounted to $464, none of which was paid to Sanford C.Bernstein &Co. LLC, an affiliate of the Adviser.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to the Class A shares and up to 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $9,304,206 and $1,355,588 for Class B and Class C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal period for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2004, were as follows:

                                                   Purchases          Sales
                                                 =============    =============
Investment securities (excluding
  U.S. government securities)                    $  89,826,142    $ 115,959,435
U.S. government securities                          14,800,903       14,385,398


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency contracts and swap contracts) are as follows:

Gross unrealized appreciation                                     $  12,813,409
Gross unrealized depreciation                                        (4,125,996)
                                                                  -------------
Net unrealized appreciation                                       $   8,687,413
                                                                  =============


1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the future contracts and movements in the price of the securities hedged or used for cover.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 29

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings to hedge certain firm purchase and sales commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

3. Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

4. Swap Agreements

The Fund may enter into swaps to hedge its exposure to foreign currency interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities or currencies.

The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swaps contracts on the statements of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 31

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


The Fund may enter into credit default swaps. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract") or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A sale/(buy) in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Fund to buy/(sell) from/(to) the counterparty at the notional amount (the "Notional Amount") and receive/(deliver) the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a Sale Contract is limited to the Notional Amount of the swap contract ("Maximum Payout Amount"). During the term of the swap agreement, the Fund receives/(pays) semi-annual fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the Notional Amount. These interim payments are recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Fund.

At April 30, 2004, the Fund had Sale Contracts outstanding with Maximum Payout Amounts aggregating $61,500,000, with net unrealized depreciation of $31,844 and terms ranging from 9 months to 5 years, as reflected in the portfolio of investments.

In certain circumstances, the Fund may hold Sale Contracts on the same referenced obligation and with the same counterparty it has purchased credit protection, which may reduce its obligation to make payments on Sale Contracts, if a credit event occurs. The Fund had Buy Contracts outstanding with a Notional Amount of $40,000,000 with respect to the same referenced obligations and same counterparties of certain Sale Contracts outstanding, which reduced its obligation to make payments on Sale Contracts to $21,500,000 as of April 30, 2004.

NOTE E

Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended        Year Ended       Ended        Year Ended
                    April 30, 2004   October 31,  April 30, 2004    October 31,
                      (unaudited)       2003       (unaudited)        2003
                     ------------  ------------  --------------  --------------
Class A
Shares sold              202,268     2,976,832    $  1,788,240   $  25,341,854
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           87,288       209,541         766,899       1,769,520
-------------------------------------------------------------------------------
Shares converted
  from Class B           155,355       178,205       1,357,158       1,514,848
-------------------------------------------------------------------------------
Shares redeemed         (856,600)   (4,070,066)     (7,523,215)    (34,486,726)
-------------------------------------------------------------------------------
Net decrease            (411,689)     (705,488)   $ (3,610,918)  $  (5,860,504)
===============================================================================

Class B
Shares sold              417,274     1,970,943    $  3,685,428   $  16,670,477
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          207,654       345,826       1,824,560       3,082,283
-------------------------------------------------------------------------------
Shares converted
  to Class A            (155,355)     (178,206)     (1,357,158)     (1,514,848)
-------------------------------------------------------------------------------
Shares redeemed       (2,340,487)   (3,975,274)    (20,535,949)    (33,641,565)
-------------------------------------------------------------------------------
Net decrease          (1,870,914)   (1,836,711)   $(16,383,119)  $ (15,403,653)
===============================================================================

Class C
Shares sold              146,853       651,156    $  1,294,345   $   5,618,834
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           33,810        59,400         297,258         501,400
-------------------------------------------------------------------------------
Shares redeemed         (693,612)     (860,429)     (6,089,598)     (7,273,879)
-------------------------------------------------------------------------------
Net decrease            (512,949)     (149,873)   $ (4,497,995)  $  (1,153,645)
===============================================================================

Advisor Class
Shares sold                1,612         7,054    $     14,241   $      58,809
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions            3,584        10,173          31,482          87,822
-------------------------------------------------------------------------------
Shares redeemed          (37,231)      (21,153)       (330,359)       (184,506)
-------------------------------------------------------------------------------
Net decrease             (32,035)       (3,926)   $   (284,636)  $     (37,875)
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 33

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE F

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States Government.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2004.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2004 will be determined at the end of the current fiscal year.


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


The tax character of distributions paid during the fiscal years ended October 31, 2003 and October 31, 2002 were as follows:

                                                  2003             2002
                                              =============    =============
Distributions paid from:
  Ordinary income                             $   6,599,292    $  13,005,233
                                              -------------    -------------
Total taxable distributions                       6,599,292       13,005,233
Tax return of capital                             5,226,955        3,082,719
                                              -------------    -------------
Total distributions paid                      $  11,826,247    $  16,087,952(a)
                                              =============    =============


As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Accumulated capital and other losses                           $ (49,261,495)(b)
Unrealized appreciation/(depreciation)                            12,800,332(c)
                                                               -------------
Total accumulated earnings/(deficit)                           $ (36,461,163)
                                                               =============


(a) Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2003, the Fund had a net capital loss carryforward of $48,074,742 of which $1,683,961 expires in the year 2007, $2,393,347 expires in the year 2008, $20,176,263 expires in the year 2009 and $23,821,171 expires in the year 2010. To the extent future capital gains are offset by capital loss
     carryforwards, such gains will not be distributed. During the fiscal year, the Fund utilized capital loss carryforwards of $441,584. For the year ended October 31, 2003, the cumulative deferred loss on straddles was $1,186,753.

(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between book and tax amortization methods for premium.

NOTE I

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 35

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 37

                                                           Financial Highlights
-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             Class A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                       Year Ended October 31,
                                              2004(a)    ---------------------------------------------------------------
                                            (unaudited)     2003         2002(b)      2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $8.65        $7.75        $8.43        $9.53        $9.91       $10.18

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(c)                         .27(d)       .55          .63          .78          .83          .94
Net realized and unrealized
  gain (loss) on investment and
  foreign currency transactions                 (.10)         .93         (.67)        (.90)        (.22)        (.22)
Net increase (decrease) in net
  asset value from operations                    .17         1.48         (.04)        (.12)         .61          .72

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.26)        (.29)        (.52)        (.71)        (.83)        (.94)
Distributions in excess of
  net investment income                           -0-          -0-          -0-          -0-        (.16)        (.05)
Tax return of capital                             -0-        (.29)        (.12)        (.27)          -0-          -0-
Total dividends and distributions               (.26)        (.58)        (.64)        (.98)        (.99)        (.99)
Net asset value, end of period                 $8.56        $8.65        $7.75        $8.43        $9.53        $9.91

TOTAL RETURN
Total investment return based
  on net asset value(e)                         1.90%       19.57%        (.50)%      (1.50)%       6.12%        7.17%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $33,129      $37,043      $38,631      $57,667      $52,561      $33,813
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.47%(f)     1.60%        1.53%        1.45%        1.54%        1.77%
  Expenses, before
    waivers/reimbursements                      1.63%(f)     1.60%        1.53%        1.45%        1.54%        1.77%
  Net investment income                         6.05%(d)(f)  6.50%        7.71%        8.60%        8.32%        9.34%
Portfolio turnover rate                           65%         155%         268%         304%         321%         254%



See footnote summary on page 42.


_______________________________________________________________________________

38 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                              Class B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                       Year Ended October 31,
                                              2004(a)    ---------------------------------------------------------------
                                            (unaudited)     2003         2002(b)      2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $8.65        $7.74        $8.42        $9.52        $9.90       $10.17

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(c)                         .24(d)       .48          .57          .71          .76          .87
Net realized and unrealized
  gain (loss) on investment and
  foreign currency transactions                 (.10)         .95         (.67)        (.90)        (.23)        (.22)
Net increase (decrease) in net
  asset value from operations                    .14         1.43         (.10)        (.19)         .53          .65

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.23)        (.27)        (.47)        (.65)        (.76)        (.87)
Distributions in excess of
  net investment income                           -0-          -0-          -0-          -0-        (.15)        (.05)
Tax return of capital                             -0-        (.25)        (.11)        (.26)          -0-          -0-
Total dividends and distributions               (.23)        (.52)        (.58)        (.91)        (.91)        (.92)
Net asset value, end of period                 $8.56        $8.65        $7.74        $8.42        $9.52        $9.90

TOTAL RETURN
Total investment return based
  on net asset value(e)                         1.55%       18.89%       (1.23)%      (2.24)%       5.38%        6.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $98,185     $115,414     $117,529     $156,948     $118,356      $79,085
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      2.19%(f)     2.31%        2.24%        2.16%        2.27%        2.47%
  Expenses, before
    waivers/reimbursements                      2.35%(f)     2.31%        2.24%        2.16%        2.27%        2.47%
  Net investment income                         5.34%(d)(f)  5.83%        7.02%        7.85%        7.66%        8.54%
Portfolio turnover rate                           65%         155%         268%         304%         321%         254%



See footnote summary on page 42.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 39

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                            Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                       Year Ended October 31,
                                              2004(a)    ---------------------------------------------------------------
                                            (unaudited)     2003         2002(b)      2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $8.65        $7.75        $8.43        $9.52        $9.90       $10.17

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(c)                         .24(d)       .50          .57          .72          .77          .88
Net realized and unrealized
  gain (loss) on investment and
  foreign currency transactions                 (.10)         .92         (.67)        (.90)        (.24)        (.23)
Net increase (decrease) in net
  asset value from operations                    .14         1.42         (.10)        (.18)         .53          .65

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.23)        (.28)        (.47)        (.65)        (.76)        (.88)
Distributions in excess of
  net investment income                           -0-          -0-          -0-          -0-        (.15)        (.04)
Tax return of capital                             -0-        (.24)        (.11)        (.26)          -0-          -0-
Total dividends and distributions               (.23)        (.52)        (.58)        (.91)        (.91)        (.92)
Net asset value, end of period                 $8.56        $8.65        $7.75        $8.43        $9.52        $9.90

TOTAL RETURN
Total investment return based
  on net asset value(e)                         1.54%       18.74%       (1.22)%      (2.13)%       5.38%        6.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $16,558      $21,175      $20,113      $33,035      $32,345      $22,598
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      2.18%(f)     2.30%        2.23%        2.15%        2.25%        2.46%
  Expenses, before
    waivers/eimbursements                       2.35%(f)     2.30%        2.23%        2.15%        2.25%        2.46%
  Net investment income                         5.35%(d)(f)  5.81%        7.00%        7.90%        7.68%        8.52%
Portfolio turnover rate                           65%         155%         268%         304%         321%         254%



See footnote summary on page 42.


_______________________________________________________________________________

40 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                          Advisor Class
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                        Year Ended October 31,
                                              2004(a)    ---------------------------------------------------------------
                                            (unaudited)     2003         2002(b)      2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning
  of period                                    $8.65        $7.74        $8.43        $9.53        $9.92       $10.18

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(c)                         .28(d)       .57          .65          .80          .88          .98
Net realized and unrealized
  gain (loss) on investment and
  foreign currency transactions                 (.10)         .95         (.67)        (.89)        (.25)        (.22)
Net increase (decrease) in net
  asset value from operations                    .18         1.52         (.02)        (.09)         .63          .76

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.27)        (.34)        (.54)        (.73)        (.86)        (.98)
Distributions in excess of
  net investment income                           -0-          -0-          -0-          -0-        (.16)        (.04)
Tax return capital                                -0-        (.27)        (.13)        (.28)          -0-          -0-
Total dividends and distributions               (.27)        (.61)        (.67)       (1.01)       (1.02)       (1.02)
Net asset value, end of period                 $8.56        $8.65        $7.74        $8.43        $9.53        $9.92

TOTAL RETURN
Total investment return based
  on net asset value(e)                         2.06%       20.10%        (.31)%      (1.19)%       6.33%        7.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                             $1,193       $1,483       $1,358       $1,350       $2,658       $1,359
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.17%(f)     1.30%        1.24%        1.13%        1.23%        1.45%
  Expenses, before
    waivers/reimbursements                      1.34%(f)     1.30%        1.24%        1.13%        1.23%        1.45%
  Net investment income                         6.35%(d)(f)  6.84%        8.08%        8.81%        8.71%        9.52%
Portfolio turnover rate                           65%         155%         268%         304%         321%         254%



See footnote summary on page 42.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 41

                                                           Financial Highlights
-------------------------------------------------------------------------------

(a) As of November 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. The effect of this change for the six months ended April 30, 2004, was to decrease net investment income per share by $0.001 for Class A, B, C, and Advisor Class and increase net realized and unrealized gain (loss) on investment transactions per share by $0.001 for Class A, B, C, and Advisor Class. Consequently, the ratios of net investment income and expenses to average net assets were decreased by 0.56% and 0.54% for Class A, B, C and Advisor Class, respectively.

(b) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $.03, decrease net realized and unrealized loss on investments per share by $.03 for Class A, B, C and Advisor Class, respectively, and decrease the ratio of net investment income to average net assets from 8.03% to 7.71% for Class A, from 7.34% to 7.02% for Class B, from 7.32% to 7.00% for Class C and from 8.40% to 8.08% for Advisor Class. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(c)  Based on average shares outstanding.

(d)  Net of waivers/reimbursement by the Adviser.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of the total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.


_______________________________________________________________________________

42 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

                                                             Board of Directors
-------------------------------------------------------------------------------


BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Douglas J. Peebles(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Custodian

Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036


(1)  Member of the Audit Committee.

(2) Mr. Peebles is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 43

                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------


ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

44 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


GSIFSR0404


ITEM 2.  CODE OF ETHICS.


Not applicable when filing a Semi-Annual report to shareholders.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


Not applicable when filing a Semi-Annual report to shareholders.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not applicable when filing a Semi-Annual report to shareholders.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable to the registrant.


ITEM 6.  SCHEDULE OF INVESTMENTS.


Form N-CSR disclosure requirement not yet effective with respect to the registrant.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable to the registrant.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.


ITEM 10. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 11. EXHIBITS.


The following exhibits are attached to this Form N-CSR:


EXHIBIT NO.     DESCRIPTION OF EXHIBIT
11 (b) (1)      Certification of Principal Executive Officer Pursuant
                to Section 302 of the Sarbanes-Oxley Act of 2002

11 (b) (2)      Certification of Principal Financial Officer Pursuant
                to Section 302 of the Sarbanes-Oxley Act of 2002

11 (c)          Certification of Principal Executive Officer and
                Principal Financial Officer Pursuant
                to Section 906 of the Sarbanes-Oxley Act of 2002


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant): AllianceBernstein Global Strategic Income Trust, Inc.

By:      /s/Marc O. Mayer
         Marc O. Mayer
         President

Date:  June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         Marc O. Mayer
         President

Date:  June 30, 2004

By:      /s/Mark D. Gersten
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2004